TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus and Summary Prospectuses

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Transamerica Managed Risk – Balanced ETF VP

Transamerica Managed Risk – Conservative ETF VP

Transamerica Managed Risk – Growth ETF VP

Effective immediately, the following risk factor replaces in its entirety the “Underlying Exchange Traded Funds” risk factor in the “Principal Risks” section of the Prospectus and the Summary Prospectuses for Transamerica Managed Risk – Balanced ETF VP, Transamerica Managed Risk – Conservative ETF VP and Transamerica Managed Risk – Growth ETF VP:

Underlying Exchange Traded Funds – Because the portfolio invests its assets in various underlying ETFs, its ability to achieve its investment objective depends largely on the performance of the underlying ETFs in which it invests. Investing in underlying ETFs subjects to the portfolio to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which the portfolio may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the portfolio’s investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. To the extent that the portfolio invests more of its assets in one underlying ETF than in another, the portfolio will have greater exposure to the risks of that underlying ETF. In addition, the portfolio will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.

Equity-based ETFs are subject to risks similar to those of stocks; fixed income-based ETFs are subject to risks similar to those of fixed-income securities. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. The price of an ETF can fluctuate up and down, and the portfolio could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF’s shares may be above or below the shares’ net asset value; (ii) during periods of market volatility, the share prices of ETFs may deviate significantly from their NAVs; (iii) an active trading market for an ETF’s shares may not develop or be maintained; and (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally, or trading in one or more of the ETF’s underlying securities is halted, which could result in the ETF being more volatile. In the event substantial market or other disruptions affecting ETFs should occur in the future, the liquidity and value of the portfolio’s shares could also be substantially and adversely affected.

The portfolio may invest in Transamerica-sponsored ETFs. The portfolio may hold a large portion of the outstanding shares or represent a large percentage of the trading volume of a Transamerica ETF. This may prevent the portfolio from selling shares of a Transamerica ETF on the exchange at such times or price or in such amounts as it may otherwise desire. These risks are in addition to other risks of investing in ETFs.

The sub-adviser faces actual and potential conflicts of interest in allocating the portfolio’s assets among Transamerica-sponsored ETFs and unaffiliated ETFs. The portfolio’s sub-adviser also serves as the sub-adviser to the Transamerica-sponsored ETFs. TAM and the sub-adviser will receive more revenue when the sub-adviser selects a Transamerica-sponsored ETF rather than an unaffiliated ETF for inclusion in the portfolio. This conflict may provide an incentive for the sub-adviser to select Transamerica-sponsored ETFs that perform less well than unaffiliated ETFs and/or have higher expense ratios than unaffiliated ETFs. The sub-adviser may also have an incentive to take into account the effect on a Transamerica-sponsored ETF in which the portfolio may invest in determining whether, and under what circumstances, to purchase or sell shares in that Transamerica-sponsored ETF. Although the sub-adviser takes steps in an effort to address the conflicts of interest, it is possible that the conflicts of interest could affect the portfolio.

Effective immediately, the following risk factor is added alphabetically to the “More on the Risks of Investing in Each Portfolio” section of the Prospectus:

Underlying Exchange Traded Funds (Transamerica Managed Risk – Balanced ETF VP, Transamerica Managed Risk – Conservative ETF VP and Transamerica Managed Risk – Growth ETF VP) – Because the portfolio invests its assets in various underlying ETFs, its ability to achieve its investment objective depends largely on the performance of the underlying ETFs in which it invests. Investing in underlying ETFs subjects to the portfolio to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which the portfolio may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the portfolio’s investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. To the extent that the portfolio invests more of its assets in one underlying ETF than in another, the portfolio will have greater exposure to the risks of that underlying ETF. In addition, the portfolio will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.

Equity-based ETFs are subject to risks similar to those of stocks; fixed income-based ETFs are subject to risks similar to those of fixed-income securities. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. The price of an ETF can fluctuate up and down, and the portfolio could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF’s shares may be above or below the shares’ net asset value; (ii) during periods of market volatility, the share prices of ETFs may deviate significantly from their NAVs; (iii) an active trading market for an ETF’s shares may not develop or be maintained; and (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally, or trading in one or more of the ETF’s underlying securities is halted, which could result in the ETF being more volatile. In the event substantial market or other disruptions affecting ETFs should occur in the future, the liquidity and value of the portfolio’s shares could also be substantially and adversely affected.

The portfolio may invest in Transamerica-sponsored ETFs. The portfolio may hold a large portion of the outstanding shares or represent a large percentage of the trading volume of a Transamerica ETF. This may prevent the portfolio from selling shares of a Transamerica ETF on the exchange at such times or price or in such amounts as it may otherwise desire. These risks are in addition to other risks of investing in ETFs.

The sub-adviser faces actual and potential conflicts of interest in allocating the portfolio’s assets among Transamerica-sponsored ETFs and unaffiliated ETFs. The portfolio’s sub-adviser also serves as the sub-adviser to the Transamerica-sponsored ETFs. TAM and the sub-adviser will receive more revenue when the sub-adviser selects a Transamerica-sponsored ETF rather than an unaffiliated ETF for inclusion in the portfolio. This conflict may provide an incentive for the sub-adviser to select Transamerica-sponsored ETFs that perform less well than unaffiliated ETFs and/or have higher expense ratios than unaffiliated ETFs. The sub-adviser may also have an incentive to take into account the effect on a Transamerica-sponsored ETF in which the portfolio may invest in determining whether, and under what circumstances, to purchase or sell shares in that Transamerica-sponsored ETF. Although the sub-adviser takes steps in an effort to address the conflicts of interest, it is possible that the conflicts of interest could affect the portfolio.

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Investors Should Retain this Supplement for Future Reference

July 27, 2017